SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Earnings Per Share (Details)	6 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Net income allocable to Class A ordinary shares subject to possible redemption	$ 14,405
Net loss	(55,771,393)
Less: Net income allocable to Class A ordinary shares subject to possible redemption	(14,405)
Non-redeemable net loss	$ (55,785,798)
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares (in shares) | shares	22,074,445
Basic and diluted net loss per share, Non-redeemable ordinary shares (in dollars per share) | $ / shares	$ (2.53)
Class A ordinary shares
Basic and diluted weighted average shares outstanding (in shares) | shares	72,920,468
Basic and diluted net income per share (in dollars per share) | $ / shares	$ 0.00